Loans Held for Investment - Property Type (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and Financing Receivable
Principal Balance	$ 567,520,973	$ 480,151,151	$ 424,174,758
Carrying Value	571,727,777	483,331,795	426,019,273
Allowance for Loan and Lease Losses, Real Estate	(13,708,777)	(13,658,481)	(3,738,758)
Carrying Value	$ 558,019,000	$ 469,673,314	$ 422,280,515
% of Total	100.00%	100.00%	100.00%
Percent Of Allowance Of Loan Losses	(2.50%)	(2.90%)	(0.90%)
Office
Loans and Financing Receivable
Principal Balance	$ 229,192,520	$ 221,596,870	$ 182,698,225
Carrying Value	$ 230,101,500	$ 222,426,872	$ 183,053,751
% of Total	41.20%	47.30%	43.30%
Multifamily
Loans and Financing Receivable
Principal Balance	$ 120,216,869	$ 80,805,787	$ 150,873,173
Carrying Value	$ 122,074,241	$ 81,835,756	$ 151,768,347
% of Total	21.90%	17.40%	35.90%
Hotel - full/select service
Loans and Financing Receivable
Principal Balance	$ 56,918,328	$ 56,847,381	$ 49,142,809
Carrying Value	$ 57,520,720	$ 57,395,682	$ 49,393,251
% of Total	10.30%	12.20%	11.70%
Industrial
Loans and Financing Receivable
Principal Balance	$ 67,571,608	$ 32,000,000	$ 7,000,000
Carrying Value	$ 67,606,537	$ 32,206,964	$ 7,000,000
% of Total	12.10%	6.90%	1.70%
Student Housing
Loans and Financing Receivable
Principal Balance	$ 31,000,000	$ 31,000,000	$ 3,000,000
Carrying Value	$ 31,667,292	$ 31,565,670	$ 3,204,375
% of Total	5.70%	6.70%	0.80%
Infill Land
Loans and Financing Receivable
Principal Balance	$ 33,807,563	$ 28,960,455	$ 10,442,567
Carrying Value	$ 33,895,151	$ 28,923,827	$ 10,537,512
% of Total	6.10%	6.20%	2.50%
Mixed use
Loans and Financing Receivable
Principal Balance	$ 28,814,085	$ 28,940,658	$ 16,767,984
Carrying Value	$ 28,862,336	$ 28,977,024	$ 16,767,984
% of Total	5.20%	6.20%	4.00%
Hotel - extended stay
Loans and Financing Receivable
Principal Balance			$ 4,250,000
Carrying Value			$ 4,294,053
% of Total			1.00%